SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

21.   SHAREHOLDERS’ EQUITY

The Company has three classes of ordinary shares, Class A, Class B and Class C. The participating rights (liquidation and dividend rights) of the Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A, Class B and Class C ordinary shares shall vote together as one class on all resolutions submitted to a vote by the shareholders (except with respect to the modification of the rights of any class of ordinary shares). Each share of Class A, Class B and Class C ordinary shares entitle the holder thereof to one vote per share, fifteen votes per share and thirty votes per share on all matters subject to vote at the Company’s general meetings, respectively, and each share of Class B and Class C ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Each holder of Class B ordinary shares or Class C ordinary shares can exercise their conversion right by delivering a written notice to the Company that specifies the number of Class B or Class C ordinary shares they elect to convert into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B or Class C ordinary shares, Class B ordinary shares be convertible into Class C ordinary shares, nor shall Class C ordinary shares be convertible into Class B ordinary shares.

On February 1, 2018 and September 5, 2018, the Company issued and transferred 16,000,000 and 2,000,000 Class A ordinary shares respectively to Citi, its depositary bank to be issued to employees and non-employees upon the exercise of vested share options and vesting of Restricted Shares under the 2008 Stock Incentive Plan and 2017 Stock Incentive Plan. For the years ended December 31, 2018, 2019 and 2020, 12,903,413, 2,056,804 and 2,869,291 Class A ordinary shares were issued pursuant to exercise of share options and vesting of Restricted Shares, respectively. As of December 31, 2019 and 2020, 14,960,217 and 17,829,508 ordinary shares out of these 18,000,000 ordinary shares had been issued to employees and non-employees. Therefore, as of December 31, 2018, 2019 and 2020, 5,096,587, 3,039,783 and 170,492 Class A ordinary shares remain available for future issuance. These shares are legally issued but not outstanding for the purpose of accounting thus are excluded from the basic earnings/(loss) per share calculation.

As of December 31, 2019 and 2020, the Company had ordinary shares outstanding comprising of 250,648,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 of Class C ordinary shares, respectively. No Class B or Class C ordinary shares were converted into Class A ordinary shares for the years ended December 31, 2018, 2019 and 2020, respectively.

21.   SHAREHOLDERS’ EQUITY (CONTINUED)

In November 2019, the Board of Directors of the Company authorized a share repurchase program (“2019 Share Repurchase Program”), pursuant to which the Company is authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$100 million from the open market over a period of 18 months in accordance with applicable securities laws from time to time. As of December 31, 2019, the Company had not repurchased any ADSs under the 2019 Share Repurchase Program. During the year ended and as of December 31, 2020, the Company repurchased an aggregate of 6,395,050 ADSs, representing 6,395,050 Class A ordinary shares under the 2019 Share Repurchase Program, at an average price of US$4.69 per ADS, for RMB211,352 (US$32,391). These shares are recorded as Treasury shares on the consolidated balance sheets.